Accounts and transactions with related parties (Details Narrative) $ in Thousands, $ in Thousands									12 Months Ended
	Dec. 26, 2025 CLP ($) shares	Dec. 19, 2025 USD ($)	Dec. 09, 2025 CLP ($) shares	Aug. 25, 2025 USD ($)	Apr. 02, 2025 USD ($)	Dec. 12, 2024 CLP ($) shares	Dec. 12, 2024 USD ($) shares	Apr. 29, 2024 CLP ($) shares	Dec. 31, 2025 CLP ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2023 CLP ($)	Dec. 30, 2025 CLP ($)	Dec. 05, 2025 CLP ($)	Oct. 23, 2025 CLP ($)	Apr. 26, 2024 CLP ($)	Jan. 30, 2024	May 18, 2020	Mar. 17, 2020
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																6.60%	3.50%	3.95%
Issued capital									$ 562,693,346	$ 562,693,346
Key management personnel compensation									$ 9,604,909	$ 9,128,492	$ 11,118,126
Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate										6.80%
Compania Cervecerias Unidas Sa [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate										6.80%
Compania Cervecerias Unidas Sa [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate										2.80%
Cerveceria Szot Sp A [Member]
IfrsStatementLineItems [Line Items]
Correspond ordinary shares | shares								97,856
Transaction amount								$ 208,755
Negative equity effect amount								60,881
Payment for debt recognition								224,393
Cerveceria Kunstmann S. A. [Member]
IfrsStatementLineItems [Line Items]
Payment made transfer of ownership								251,756
Paid in cash	$ 439,294							$ 43,000
Issued capital			$ 217,985										$ 54,500	$ 54,166	$ 84,131
Issued capitals			$ 477,563
Shares acquired | shares	5,041
Acquired interest	19.00%
Purchase of interests in investments accounted for using equity method	$ 1,010,294
Dividens paid	$ 571,000
Dividens interest	14.00%
Coralina S. A. [Member]
IfrsStatementLineItems [Line Items]
Sale of shares | shares						18,000	18,000
Transaction amount						$ 245,471	$ 251,556
Negative equity amount						$ 107,286
Bebidas Bolivianas B B O S. A [Member]
IfrsStatementLineItems [Line Items]
Transaction amount		$ 459,000		$ 1,225,000	$ 490,000
Annual fixed rate		6.05%		5.86%	5.70%
Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Ordinary nominative shares | shares			196,154
Issued capital			$ 695,548
Contract amount			670,985
Key management personnel compensation			$ 632,015
Cerveceria Belga De La Patagonia Sp A [Member]
IfrsStatementLineItems [Line Items]
Acquired interest												3.97%
Account receivable												$ 599,828